Deferred tax assets	12 Months Ended
Dec. 31, 2017
Disclosure Of Deferred Taxes [Abstract]
Disclosure of deferred taxes [text block]

22 Deferred tax assets

Deferred tax assets are stated net of amounts of deferred tax liabilities that can be offset for €4,269 million (€4,286 million at December 31, 2016).

(€ million)	Deferred tax assets	Provisions for impairments	Total
Amount at December 31, 2016	9,412	(5,622)	3,790
Additions	2,341	(212)	2,129
Deductions	(1,588)	349	(1,239)
Currency translation differences	(862)	202	(660)
Other changes	37	21	58
Amount at December 31, 2017	9,340	(5,262)	4,078

Deferred tax assets related for €2,070 million (€1,690 million at December 31, 2016) to the parent company Eni SpA and other Italian subsidiaries that were part of the consolidated accounts for Italian tax purposes. Those assets were recorded on the pre-tax loss of the year and on the recognition of deferred deductible expenses within the limits of the amounts expected to be recovered in future years based on availability of expected future taxable profit.

Deferred tax assets are further described in note 32 — Deferred tax liabilities.

Income taxes are described in note 43 — Income taxes.